CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Class A Shares [Member]	Class B Shares [Member]	Contributed Surplus [Member]	Noncontrolling Interest [Member]	Foreign Exchange Translation Reserve [Member]	Retained Earnings (Accumulated Deficit) [Member]	Warrants [Member]
Balance, shares at Dec. 31, 2022		72	38,504,210					6,482,093
Balance, amount at Dec. 31, 2022	$ 30,542,220	$ 151,588	$ 143,258,972	$ 28,500,924	$ 0	$ 652,601	$ (144,164,265)	$ 2,142,400
Statement [Line Items]
Share repurchase [note 11], Shares			(1,904,700)
Share repurchase [note 11], amount	(2,957,816)	0	$ (7,165,356)	0	0	0	4,207,540	0
Share-based payments [note 12]	$ 2,377,948	0		2,377,948	0	0	0	0
Share options exercised [note 11], shares	21,000		21,000
Share options exercised [note 11], amount	$ 20,247	0	$ 33,247	(13,000)	0	0	0	0
PSUs converted to shares [note 11,12], shares			2,420,104
PSUs converted to shares [note 11,12], amount	0	0	$ 1,180,070	(1,180,070)	0	0	0	$ 0
Warrants issued [note 11] Shares								3,925,000
Warrants issued [note 11] Amount	1,231,980	0	0	0	0	0	0	$ 1,231,980
Warrants expired [note 11 Shares								(7,311)
Warrants expired [note 11 Amount	0	0	0	138,885	0	0	0	$ (138,885)
Comprehensive loss for the period	(15,665,311)	$ 0	$ 0	0	0	(217,489)	(15,447,822)	$ 0
Balance, shares at Jun. 30, 2023		72	39,040,614					10,399,782
Balance, amount at Jun. 30, 2023	15,549,268	$ 151,588	$ 137,306,933	29,824,687	0	435,112	(155,404,547)	$ 3,235,495
Balance, shares at Dec. 31, 2023		72	39,376,723					10,324,043
Balance, amount at Dec. 31, 2023	12,909,262	$ 151,622	$ 137,626,863	30,225,741	(327,501)	417,341	(157,908,160)	$ 2,723,356
Statement [Line Items]
Share-based payments [note 12]	$ 169,267	0	0	169,267	0	0	0	$ 0
Share options exercised [note 11], shares	94,000
Warrants expired [note 11 Shares								(1,350,000)
Warrants expired [note 11 Amount	$ 0	0	0	286,189	0	0	0	$ (286,189)
Comprehensive loss for the period	(5,777,768)	0	$ 0	0	(428,633)	(333,844)	(5,015,291)	0
Shares issued [note 11], shares			6,798,358
Shares issued [note 11], amount	2,139,808	0	$ 2,139,808	0	0	0	0	0
Shares for debt [note 11,12], shares			1,139,304
Shares for debt [note 11,12], amount	685,051	0	$ 685,051	0	0	0	0	0
Exercise of options [note 11,12], shares			94,000
Exercise of options [note 11,12], amount	76,465	$ 0	$ 102,563	(26,098)	0	0	0	$ 0
Balance, shares at Jun. 30, 2024		72	47,408,385					8,974,043
Balance, amount at Jun. 30, 2024	$ 10,202,085	$ 151,622	$ 140,554,285	$ 30,655,099	$ (756,134)	$ 83,497	$ (162,923,451)	$ 2,437,167